Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2023
Dates
30-Apr-2023
Actual/360 Days
28
30/360 Days
30
15-May-2023
15-May-2023
Collection Period No.
4
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Apr-2023
11-May-2023
12-May-2023
15-May-2023
17-Apr-2023
15-Apr-2023
Summary
Beginning
Balance
182,304,773.91
657,500,000.00
657,500,000.00
118,600,000.00
Principal
Payment
58,969,996.88
0.00
0.00
0.00
Ending
Balance
123,334,777.03
657,500,000.00
657,500,000.00
118,600,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
135.407570
0.000000
0.000000
0.000000
Initial
Balance
435,500,000.00
657,500,000.00
657,500,000.00
118,600,000.00
Note
Factor
0.283203
1.000000
1.000000
1.000000
1,615,904,773.91
1,556,934,777.03
58,969,996.88
T
otal Note Balance
1,869,100,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,925,707.49
1,663,830,481.40
173,297,342.28
1,837,127,823.68
47,925,707.49
1,604,860,484.52
166,773,614.00
1,771,634,098.52
47,928,299.76
1,917,028,299.76
200,704,831.25
2,1
17,733,131.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,928,299.76
47,925,707.49
47,925,707.49
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.090000%
4.510000%
4.310000%
Interest Payment
0.00
2,788,895.83
2,471,104.17
425,971.67
Interest per
$1000 Fac
e
Amount
0.000000
4.241667
3.758333
3.591667
Interest & Principal
Payment
58,969,996.88
2,788,895.83
2,471,104.17
425,971.67
Interest & Principal Payment
per $1000 Fac
e
Amount
135.407570
4.241667
3.758333
3.591667
$64,655,968.55
T
otal
$5,685,971.67

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
71,615,581.25
0.00
71,615,581.25
62,678,371.60
7,042,992.26
1,383,307.82
271,151.16
0.00
0.00
239,758.41
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
1,530,939.85
0.00
0.00
5,685,971.67
0.00
0.00
58,969,996.88
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
71,615,581.25
5,428,672.85
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,530,939.85
0.00
0.00
0.00
1,530,939.85
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
5,685,971.67
0.00
2,788,895.83
2,471,104.17
425,971.67
0.00
0.00
0.00
0.00
0.00
5,685,971.67
0.00
2,788,895.83
2,471,104.17
425,971.67
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
5,685,971.67
5,685,971.67
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
58,969,996.88
0.00
0.00
0.00
58,969,996.88
Aggregate Principal Distributabl
e
Amount
58,969,996.88
58,969,996.88
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,792,570.75
0.00
4,792,570.75
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
15,536.80
224,221.61
239,758.41
4,792,570.75
0.00
15,536.80
15,536.80
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2023
Pool Statistics
Pool Data
4.89%
49.46
18.29
Cutoff Date Pool Balance
Amount
2,117,733,131.01
Pool Balance beginning of Collection Period
1,837,127,823.68
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,771,634,098.52
48,916
49,788
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
52,827
37,074,534.70
25,603,836.90
0.00
2,815,353.56
Pool Factor
83.66%
4.85%
54.32
13.16

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
48,916
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.48%
0.39%
0.08%
0.05%
100.00%
1,762,480,546.62
6,882,672.79
1,384,511.71
886,367.40
1,771,634,098.52
48,756
124
22
14
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.128%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
13,212.48
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.382%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
2,616,072.00
1,170,045.26
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
64
198
Losses
(1)
Amount
2,815,353.56
1,379,506.54
265,801.76
Number of Receivables
Number of Receivables
Amount
8,400,069.11
5,077,849.03
706,148.08
Current
Cumulative
0.124%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.778%
Prior Collection Period
0.346 % Second Prior
Collection
Period
0.266
%
Third
Prior
Collection
Period
0.139%